Financial assets and liabilities - Risk Management Strategy (Details) - Interest rate risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reasonably possible increase in interest rates
Loss before income taxes due to 1% higher interest rate on the average cash balance	$ 376	$ 515
Loss before income taxes due to 1% higher interest rate on the average long-term debt balance	$ 72	$ 0